UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
33rd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Derin Cohen
1345 Avenue of the Americas
33rd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2597
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Reports to Stockholders.

(a)

TrimTabs ETF Trust
FCF US Quality ETF (TTAC)
FCF International Quality ETF (TTAI)
Donoghue Forlines Tactical High Yield ETF (DFHY)
Donoghue Forlines Risk Managed Innovation ETF (DFNV)
Donoghue Forlines Yield Enhanced Real Asset ETF (DFRA)

Semi-Annual Report
January 31, 2023

TrimTabs ETF Trust

TABLE OF CONTENTS

Shareholder Expense Examples	1

Portfolio Holdings Allocation	3

Schedules of Investments	5

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	35

Notes to Financial Statements	40

Additional Information	61

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2023 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/22 –
	8/1/22	1/31/23	1/31/23(a)
FCF US Quality ETF
Actual	$1,000.00	$1,009.50	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

TrimTabs ETF Trust

SHAREHOLDER EXPENSE EXAMPLES
For the Six-Months Ended January 31, 2023 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/22 –
	8/1/22	1/31/23	1/31/23(a)
FCF International Quality ETF
Actual	$1,000.00	$1,010.90	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/22 –
	8/1/22	1/31/23	1/31/23(b)

Donoghue Forlines Tactical
High Yield ETF
Actual	$1,000.00	$ 971.20	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/22 –
	8/1/22	1/31/23	1/31/23(b)

Donoghue Forlines Risk
Managed Innovation ETF
Actual	$1,000.00	$ 969.20	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

			Expenses
	Beginning	Ending	Paid During
	Account	Account	Period
	Value	Value	8/1/22 –
	8/1/22	1/31/23	1/31/23(b)

Donoghue Forlines Yield
Enhanced Real Asset ETF
Actual	$1,000.00	$1,111.60	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

(a)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.
(b)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period.

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2023 (Unaudited)

FCF US Quality ETF
Communications	3.6%
Consumer Discretionary	8.3%
Consumer Staples	7.3%
Energy	7.9%
Financials	5.9%
Health Care	17.9%
Industrials	6.0%
Materials	4.2%
Technology	33.5	%(a)
Utilities	1.4%
REITs	2.9%
Money Market Fund	0.8%
Investment Purchased with the Cash Proceeds from Securities Lending	8.2	%(b)
Liabilities in Excess of Other Assets	(7.9)%
Total Net Assets	100.0%

FCF International Quality ETF
Australia	8.9%
Austria	0.4%
Belgium	0.7%
Brazil	1.7%
Canada	8.6%
China	12.2%
Denmark	4.5%
Finland	1.0%
France	6.9%
Germany	0.9%
Hong Kong	2.0%
India	0.4%
Ireland	1.6%
Israel	1.0%
Italy	1.4%
Japan	4.7%
Netherlands	4.3%
Norway	3.2%
Portugal	0.7%
Republic of Korea	2.7%
Singapore	0.7%
South Africa	2.8%
Spain	0.6%
Sweden	1.7%
Switzerland	7.4%
Taiwan	6.8%
United Kingdom	8.8%
Money Market Fund	0.7%
Investment Purchased with the Cash Proceeds from Securities Lending	2.5	%(b)
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

TrimTabs ETF Trust

PORTFOLIO HOLDINGS ALLOCATION (as a % of net assets)
January 31, 2023 (Unaudited) (Continued)

Donoghue Forlines Tactical High Yield ETF
Exchange-Traded Funds	99.9%
Money Market Fund	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	33.5	%(b)
Liabilities in Excess of Other Assets	(33.6)%
Total Net Assets	100.0%

Donoghue Forlines Risk Managed Innovation ETF
Communications	7.0%
Consumer Discretionary	1.1%
Energy	0.5%
Health Care	12.2%
Industrials	0.9%
Technology	29.6	%(c)
Exchange-Traded Funds	48.5%
Money Market Fund	0.2%
Investment Purchased with the Cash Proceeds from Securities Lending	10.5	%(b)
Liabilities in Excess of Other Assets	(10.5)%
Total Net Assets	100.0%

Donoghue Forlines Yield Enhanced Real Asset ETF
Energy	32.6	%(d)
Industrials	14.9%
Materials	18.5%
REITs	18.2%
Master Limited Partnerships	12.6%
Preferred Stocks	2.6%
Money Market Fund	0.5%
Investment Purchased with the Cash Proceeds from Securities Lending	16.3	%(b)
Liabilities in Excess of Other Assets	(16.2)%
Total Net Assets	100.0%

(a)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(b)
Represents cash received as collateral in return for securities lent as part of the securities lending program. The cash is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted in the applicable schedules of investments listed in this report.

(c)
The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the FCF Risk Managed Quality Innovation Index is concentrated.

(d)
The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the FCF Yield Enhanced Real Asset Index is concentrated.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS – 96.0%

Communications – 3.6%
Airbnb, Inc. – Class A (a)	10,268	$1,140,878
Alphabet, Inc. – Class A (a)	29,822	2,947,607
Booking Holdings, Inc. (a)	479	1,165,934
Expedia Group, Inc. (a)	7,023	802,729
Sirius XM Holdings, Inc. (d)	90,223	522,391
		6,579,539

Consumer Discretionary – 8.3%
AutoNation, Inc. (a)	9,922	1,257,316
AutoZone, Inc. (a)	755	1,841,332
Chipotle Mexican Grill, Inc. (a)	659	1,084,964
Etsy, Inc. (a)(d)	6,115	841,302
Genuine Parts Co.	4,265	715,752
Group 1 Automotive, Inc. (d)	5,904	1,262,570
Home Depot, Inc.	3,624	1,174,792
Lowe’s Cos., Inc.	4,833	1,006,472
O’Reilly Automotive, Inc. (a)	2,365	1,873,908
Starbucks Corp.	18,830	2,055,106
Ulta Beauty, Inc. (a)	3,353	1,723,308
Williams-Sonoma, Inc. (d)	3,171	427,895
		15,264,717

Consumer Staples – 7.3%
Altria Group, Inc.	42,553	1,916,587
Clorox Co. (d)	6,127	886,516
Coca-Cola Co.	36,909	2,263,260
Colgate-Palmolive Co.	20,209	1,506,177
Costco Wholesale Corp.	1,301	664,993
Hershey Co.	5,230	1,174,658
Kimberly-Clark Corp.	6,749	877,438
Philip Morris International, Inc.	21,913	2,284,211
Procter & Gamble Co.	12,809	1,823,745
		13,397,585

Energy – 7.9%
APA Corp.	19,574	867,715
Cheniere Energy, Inc.	7,758	1,185,345
ConocoPhillips	12,261	1,494,248

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 96.0% (Continued)

Energy – 7.9% (Continued)
Enphase Energy, Inc. (a)	3,782	$837,259
Exxon Mobil Corp.	32,948	3,822,298
Magnolia Oil & Gas Corp. – Class A (d)	67,613	1,596,343
Occidental Petroleum Corp.	12,604	816,613
Ovintiv, Inc.	14,083	693,306
Targa Resources Corp.	14,960	1,122,299
Texas Pacific Land Corp.	492	981,958
Valero Energy Corp.	7,661	1,072,770
		14,490,154

Financials – 5.9%
American Express Co.	7,461	1,305,152
Aon PLC – Class A	4,482	1,428,324
Erie Indemnity Co. – Class A (d)	3,291	804,156
JPMorgan Chase & Co.	6,875	962,225
LPL Financial Holdings, Inc.	4,701	1,114,701
RLI Corp. (d)	8,185	1,084,103
SEI Investments Co.	18,070	1,128,110
Synchrony Financial	32,012	1,175,801
T Rowe Price Group, Inc. (d)	7,702	897,052
Willis Towers Watson PLC	3,494	888,140
		10,787,764

Health Care – 17.9%
Abbott Laboratories	13,258	1,465,672
AbbVie, Inc.	17,450	2,578,237
Amgen, Inc.	7,630	1,925,812
Bio-Rad Laboratories, Inc. – Class A (a)	1,390	649,769
Bristol-Myers Squibb Co.	24,880	1,807,532
Cardinal Health, Inc.	10,481	809,657
Chemed Corp.	1,277	645,064
CVS Health Corp.	11,448	1,009,943
Elevance Health, Inc.	2,153	1,076,478
Eli Lilly & Co.	6,910	2,378,077
Gilead Sciences, Inc.	15,453	1,297,125
Hologic, Inc. (a)	12,835	1,044,384
Humana, Inc.	1,474	754,246

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 96.0% (Continued)

Health Care – 17.9% (Continued)
Johnson & Johnson	16,842	$2,752,320
McKesson Corp.	4,146	1,570,007
Medpace Holdings, Inc. (a)	5,563	1,229,812
Merck & Co., Inc.	13,069	1,403,741
Mettler-Toledo International, Inc. (a)	479	734,269
Molina Healthcare, Inc. (a)	4,774	1,488,676
Pfizer, Inc.	46,996	2,075,343
Regeneron Pharmaceuticals, Inc. (a)	1,255	951,880
UnitedHealth Group, Inc.	6,511	3,250,226
		32,898,270

Industrials – 6.0%
Cintas Corp.	2,462	1,092,488
General Dynamics Corp.	4,342	1,011,947
Insperity, Inc. (d)	7,450	823,597
Keysight Technologies, Inc. (a)	5,531	991,985
Landstar System, Inc.	3,498	604,559
Lockheed Martin Corp.	4,474	2,072,625
Matson, Inc.	8,381	554,152
Otis Worldwide Corp.	17,257	1,419,043
Rollins, Inc.	17,229	627,136
United Parcel Service, Inc. – Class B	9,448	1,750,053
		10,947,585

Materials – 4.2%
CF Industries Holdings, Inc.	12,717	1,077,130
Dow, Inc.	11,566	686,442
Eagle Materials, Inc.	8,547	1,248,546
Louisiana-Pacific Corp. (d)	13,026	886,940
LyondellBasell Industries NV – Class A	11,632	1,124,698
Olin Corp.	18,478	1,193,494
Sylvamo Corp.	12,585	598,165
Trex Co., Inc. (a)(d)	17,936	945,586
		7,761,001

Technology – 33.5% (c)
Accenture PLC – Class A	6,844	1,909,818
Adobe, Inc. (a)	4,194	1,553,206

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 96.0% (Continued)

Technology – 33.5% (c) (Continued)
Apple, Inc.	74,833	$10,797,654
ASML Holding NV – NY Reg Shares	2,591	1,712,236
Atlassian Corp. – Class A (a)	6,043	976,670
Autodesk, Inc. (a)	4,988	1,073,218
Box, Inc. – Class A (a)(d)	31,782	1,016,706
Broadcom, Inc.	3,852	2,253,459
Cadence Design Systems, Inc. (a)	8,028	1,467,759
Cisco Systems, Inc.	42,587	2,072,709
CommVault Systems, Inc. (a)	13,807	859,210
Crowdstrike Holdings, Inc. – Class A (a)	2,430	257,337
Datadog, Inc. – Class A (a)(d)	4,443	332,381
DocuSign, Inc. (a)	6,739	408,653
Dropbox, Inc. – Class A (a)	46,630	1,083,215
Extreme Networks, Inc. (a)	32,327	582,856
FactSet Research Systems, Inc.	2,539	1,073,845
Fair Isaac Corp. (a)	2,735	1,821,373
Fortinet, Inc. (a)	30,724	1,608,094
Gartner, Inc. (a)	4,652	1,573,027
HP, Inc. (d)	41,103	1,197,741
International Business Machines Corp. (d)	6,995	942,436
Jack Henry & Associates, Inc.	6,771	1,219,389
Manhattan Associates, Inc. (a)	7,820	1,019,415
MarketAxess Holdings, Inc.	1,520	553,052
Mastercard, Inc. – Class A	5,170	1,916,002
MaxLinear, Inc. (a)(d)	8,558	352,590
Microchip Technology, Inc.	8,808	683,677
Microsoft Corp.	19,640	4,866,988
Motorola Solutions, Inc.	3,072	789,535
MSCI, Inc.	1,854	985,512
NVIDIA Corp.	8,824	1,723,945
Palo Alto Networks, Inc. (a)(d)	9,900	1,570,536
Paychex, Inc.	5,380	623,327
Progress Software Corp. (d)	15,036	797,509
Pure Storage, Inc. – Class A (a)	33,432	967,522
Qualys, Inc. (a)	4,920	567,571
Rambus, Inc. (a)(d)	16,129	652,741
ServiceNow, Inc. (a)(d)	3,359	1,528,782

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 96.0% (Continued)

Technology – 33.5% (c) (Continued)
Synopsys, Inc. (a)	3,125	$1,105,469
Teradata Corp. (a)	18,700	652,256
Veeva Systems, Inc. – Class A (a)	1,822	310,742
Visa, Inc. – Class A (d)	6,442	1,483,013
VMware, Inc. – Class A (a)	4,615	565,199
		61,508,375

Utilities – 1.4%
Clearway Energy, Inc. – Class C (d)	24,996	844,615
ONE Gas, Inc.	20,881	1,719,759
		2,564,374
TOTAL COMMON STOCKS
(Cost $160,643,436)		176,199,364

REITs – 2.9%

Real Estate – 2.9%
American Tower Corp.	5,592	1,249,197
Gaming and Leisure Properties, Inc. (d)	14,310	766,443
Iron Mountain, Inc. (d)	21,667	1,182,585
Lamar Advertising Co. – Class A	9,894	1,054,107
Simon Property Group, Inc.	7,704	989,656
TOTAL REITs
(Cost $5,019,637)		5,241,988

MONEY MARKET FUND – 0.8%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 4.20% (b)	1,492,038	1,492,038
TOTAL MONEY MARKET FUND
(Cost $1,492,038)		1,492,038

FCF US Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 8.2%

Investment Company – 8.2%
Mount Vernon Liquid Asset Portfolio, LLC, 4.53% (b)	14,982,931	$14,982,931
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $14,982,931)		14,982,931

Total Investments (Cost $182,138,042) – 107.9%		197,916,321
Liabilities in Excess of Other Assets – (7.9)%		(14,429,224)
TOTAL NET ASSETS – 100.0%		$183,487,097

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of January 31, 2023.
(c)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(d)	All or a portion of this security was out on loan at January 31, 2023. Total loaned securities had a market value of $14,892,064 as of January 31, 2023.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS – 94.7%

Communications – 5.5%
AfreecaTV Co., Ltd.	1,240	$79,929
Auto Trader Group PLC (b)	19,753	152,690
Kakaku.com, Inc.	8,918	147,303
KDDI Corp.	6,706	209,116
MTN Group, Ltd.	9,941	83,910
MultiChoice Group	27,415	188,754
NetEase, Inc. – ADR	3,424	303,401
Telenor ASA	18,190	190,162
Telstra Corp., Ltd.	62,169	179,039
		1,534,304

Consumer Discretionary – 12.2%
ANTA Sports Products, Ltd.	14,516	219,189
Bunzl PLC	3,409	124,823
BYD Co., Ltd. – Class H	12,356	386,068
Ferrari NV (e)	368	92,482
Geberit AG – Reg Shares	369	208,623
Hennes & Mauritz AB – Class B	17,865	218,871
Hermes International	171	318,729
Howden Joinery Group PLC	21,644	184,225
Industria de Diseno Textil SA	5,157	160,455
JD Sports Fashion PLC	74,631	149,744
La Francaise des Jeux SAEM (b)	4,059	173,199
LVMH Moet Hennessy Louis Vuitton SE	663	576,622
Pinduoduo, Inc. – ADR (a)	3,117	305,404
Topsports International Holdings, Ltd. (b)	70,506	66,449
ZOZO, Inc.	7,126	183,399
		3,368,282

Consumer Staples – 9.8%
BGF Retail Co., Ltd.	1,239	187,791
Chongqing Brewery Co., Ltd. – Class A	13,742	244,458
Coles Group, Ltd.	20,045	251,282
Dollarama, Inc.	5,618	335,970
Imperial Brands PLC	8,457	211,756
Jeronimo Martins SGPS SA	9,604	208,192
Kweichow Moutai Co., Ltd. – Class A	401	109,539

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.7% (Continued)

Consumer Staples – 9.8% (Continued)
Loblaw Cos., Ltd.	2,519	$225,670
L’Oreal SA	190	78,089
Nongfu Spring Co., Ltd. – Class H (b)	27,967	157,826
President Chain Store Corp.	30,223	271,781
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd. – Class A	6,205	267,734
Unilever PLC	3,369	170,645
		2,720,733

Energy – 7.2%
Aker BP ASA	7,488	227,455
BP PLC – ADR	7,398	268,030
Canadian Natural Resources, Ltd.	3,383	207,651
Equinor ASA – ADR (e)	10,470	318,602
Imperial Oil, Ltd.	4,305	235,286
LONGi Green Energy Technology Co., Ltd. – Class A	28,600	203,803
OMV AG	2,065	102,931
Petroleo Brasileiro SA – ADR	22,768	264,109
TotalEnergies SE – ADR (e)	2,710	168,128
		1,995,995

Financials – 12.1%
Admiral Group PLC	4,795	130,053
China Merchants Bank Co., Ltd. – Class H	11,453	74,273
Commonwealth Bank of Australia	1,322	102,701
Deutsche Boerse AG	789	140,887
East Money Information Co., Ltd. – Class A	2,199	7,319
FinecoBank Banca Fineco SpA	5,773	103,242
Gjensidige Forsikring ASA	7,960	142,667
Hargreaves Lansdown PLC	11,979	131,290
Hong Kong Exchanges & Clearing, Ltd.	6,593	296,305
Japan Exchange Group, Inc.	3,755	57,090
Meritz Fire & Marine Insurance Co., Ltd. (c)	7,742	324,312
Partners Group Holding AG	318	296,638
Ping An Insurance Group Co. of China, Ltd. – Class H	5,810	44,976
Royal Bank of Canada	4,524	463,077
Singapore Exchange, Ltd.	28,577	200,548

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.7% (Continued)

Financials – 12.1% (Continued)
Toronto-Dominion Bank	5,727	$396,248
Wisdom Marine Lines Co., Ltd.	90,667	183,297
Zurich Insurance Group AG	536	264,750
		3,359,673

Health Care – 10.6%
Amplifon SpA	6,593	181,124
Astellas Pharma, Inc.	8,895	130,693
GSK PLC – ADR	5,756	202,957
Ipsen SA	1,385	145,149
Medibank Pvt, Ltd.	74,619	154,849
Novo Nordisk A/S – Class B	7,379	1,016,908
Orion Oyj – Class B	2,348	125,563
Roche Holding AG	1,697	528,749
Sonic Healthcare, Ltd.	9,492	211,584
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd. – Class A	4,930	226,766
		2,924,342

Industrials – 10.7%
AP Moller – Maersk A/S – Class A	115	243,858
Atlas Copco AB – Class A	21,739	256,396
COSCO SHIPPING Holdings Co., Ltd. – Class H	150,068	155,022
Dassault Aviation SA	1,335	227,425
Deutsche Post AG – Reg Shares	2,544	108,913
Evergreen Marine Corp. Taiwan, Ltd.	21,067	106,651
Intertek Group PLC	3,400	182,129
Kone Oyj – Class B	3,054	166,140
Korean Air Lines Co., Ltd. (a)	8,194	161,312
Kuehne + Nagel International AG – Reg Shares	951	226,038
Orient Overseas International, Ltd.	5,616	92,894
Recruit Holdings Co., Ltd.	5,112	162,748
Safran SA	1,620	232,123
Schindler Holding AG	746	158,367
SGS SA – Reg Shares	102	247,897
Wan Hai Lines, Ltd.	41,400	104,655
Yang Ming Marine Transport Corp.	63,200	131,557
		2,964,125

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.7% (Continued)

Materials – 8.0%
Aluminum Corp of China, Ltd. – Class H	244,704	$130,136
BHP Group, Ltd.	12,869	448,548
Evraz PLC (c)	49,526	49,390
Exxaro Resources, Ltd.	11,512	144,072
Fortescue Metals Group, Ltd.	14,067	220,825
Kumba Iron Ore, Ltd.	7,258	220,889
OCI NV	5,454	185,231
Rio Tinto, Ltd.	2,022	180,744
Shaanxi Coal Industry Co., Ltd. – Class A	114,717	331,913
Sibanye Stillwater, Ltd.	57,154	148,962
Xinyi Glass Holdings, Ltd.	75,775	160,998
		2,221,708

Real Estate – 0.5%
Daito Trust Construction Co., Ltd.	1,435	141,334

Technology – 16.6%
Accenture PLC – Class A	723	201,753
ASML Holding NV	1,060	694,421
Atlassian Corp. – Class A (a)(e)	1,384	223,682
CGI, Inc. (a)	1,106	94,794
Check Point Software Technologies, Ltd. (a)	2,164	275,261
Constellation Software, Inc.	243	429,324
eMemory Technology, Inc.	3,334	179,886
Experian PLC	6,791	247,233
Globalwafers Co., Ltd.	12,000	209,026
Infosys, Ltd. – ADR (e)	6,117	115,000
Lenovo Group, Ltd.	202,520	161,941
Nomura Research Institute, Ltd.	4,352	103,647
Nuvoton Technology Corp.	18,656	80,465
Realtek Semiconductor Corp.	13,085	139,457
RELX PLC	13,303	393,942
Temenos AG – Reg Shares	1,514	107,460
Trend Micro, Inc.	3,206	157,388
Unimicron Technology Corp.	59,500	270,499
Wiwynn Corp.	8,000	199,833
Wolters Kluwer NV	2,902	315,963
		4,600,975

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 94.7% (Continued)

Utilities – 1.5%
Elia Group SA/NV	1,395	$195,334
Origin Energy, Ltd.	43,079	227,143
		422,477
TOTAL COMMON STOCKS
(Cost $29,201,938)		26,253,948

REITs – 1.2%

Real Estate – 1.2%
Goodman Group	18,135	255,628
Segro PLC	8,639	88,421
TOTAL REITs
(Cost $409,219)		344,049

PREFERRED STOCK – 0.7%

Utilities – 0.7%
Cia Energetica de Minas Gerais – ADR (e)	92,458	207,106
TOTAL PREFERRED STOCK
(Cost $179,176)		207,106

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

MONEY MARKET FUND – 0.7%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 4.20% (d)	184,568	$184,568
TOTAL MONEY MARKET FUND
(Cost $184,568)		184,568

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 2.5%

Investment Company – 2.5%
Mount Vernon Liquid Asset Portfolio, LLC, 4.53% (d)	684,129	684,129
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $684,129)		684,129

Total Investments (Cost $30,659,030) – 99.8%		27,673,800
Other Assets in Excess of Liabilities – 0.2%		61,051
TOTAL NET ASSETS – 100.0%		$27,734,851

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2023, the value of these securities amounted to $550,164 or 1.98% of net assets.

(c)	Value determined using significant unobservable inputs. The value of these securities at January 31, 2023 is $373,702 or 1.35% of net assets.
(d)	Rate disclosed is the seven day annualized yield as of January 31, 2023.
(e)	All or a portion of this security was out on loan at January 31, 2023. Total loaned securities had a market value of $678,846 as of January 31, 2023.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS – 99.9%
iShares 0-5 Year High Yield Corporate Bond ETF (b)	100,544	$4,223,853
iShares Broad USD High Yield Corporate Bond ETF	193,881	6,939,001
iShares Fallen Angels USD Bond ETF	110,505	2,823,403
iShares iBoxx High Yield Corporate Bond ETF (b)	82,933	6,330,276
SPDR Bloomberg High Yield Bond ETF (b)	48,984	4,586,372
SPDR Bloomberg Short-Term High Yield Bond ETF	102,380	2,561,547
VanEck Fallen Angel High Yield Bond ETF	93,057	2,612,110
Xtrackers USD High Yield Corporate Bond ETF	145,907	5,102,368
TOTAL EXCHANGE-TRADED FUNDS
(Cost $34,774,520)		35,178,930

MONEY MARKET FUND – 0.2%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 4.20% (a)	72,435	72,435
TOTAL MONEY MARKET FUND
(Cost $72,435)		72,435

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 33.5%

Investment Company – 33.5%
Mount Vernon Liquid Asset Portfolio, LLC, 4.53% (a)	11,816,185	11,816,185
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $11,816,185)		11,816,185

Total Investments (Cost $46,663,140) – 133.6%		47,067,550
Liabilities in Excess of Other Assets – (33.6%)		(11,834,496)
TOTAL NET ASSETS – 100.0%		$35,233,054

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund
(a)	Rate disclosed is the seven day annualized yield as of January 31, 2023.
(b)	All or a portion of this security was out on loan at January 31, 2023. Total loaned securities had a market value of $11,635,440 as of January 31, 2023.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS – 51.3%

Communications – 7.0%
Airbnb, Inc. – Class A (a)	3,090	$343,330
Alphabet, Inc. – Class A (a)	7,984	789,139
Expedia Group, Inc. (a)	2,215	253,175
GoDaddy, Inc. – Class A (a)	2,695	221,340
Match Group, Inc. (a)	4,286	231,958
Meta Platforms, Inc. – Class A (a)	4,412	657,256
ROBLOX Corp. – Class A (a)	7,457	277,475
Trade Desk, Inc. – Class A (a)(d)	5,083	257,708
Zillow Group, Inc. – Class C (a)(d)	5,207	230,201
		3,261,582

Consumer Discretionary – 1.1%
eBay, Inc. (d)	5,873	290,713
Etsy, Inc. (a)(d)	1,796	247,094
		537,807

Energy – 0.5%
Enphase Energy, Inc. (a)	992	219,609

Health Care – 12.2%
AbbVie, Inc.	3,452	510,033
Amgen, Inc.	1,617	408,131
Bristol-Myers Squibb Co.	6,000	435,900
Eli Lilly & Co.	1,574	541,692
Exelixis, Inc. (a)	8,611	151,726
Gilead Sciences, Inc.	4,870	408,788
Halozyme Therapeutics, Inc. (a)(d)	3,115	161,264
Hologic, Inc. (a)	3,174	258,268
Ionis Pharmaceuticals, Inc. (a)	3,790	151,107
Jazz Pharmaceuticals PLC (a)	1,291	202,248
Johnson & Johnson	3,427	560,040
Merck & Co., Inc.	4,855	521,476
Neurocrine Biosciences, Inc. (a)	1,685	186,917
QIAGEN NV (a)	3,983	195,167
Regeneron Pharmaceuticals, Inc. (a)	489	370,892
Royalty Pharma PLC – Class A	5,387	211,117
Vertex Pharmaceuticals, Inc. (a)	1,214	392,243
		5,667,009

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 51.3% (Continued)
Industrials – 0.9%
Lockheed Martin Corp.	871	$403,499

Technology – 29.6% (c)
Adobe, Inc. (a)	1,377	509,958
Akamai Technologies, Inc. (a)	2,337	207,876
ANSYS, Inc. (a)	960	255,706
Apple, Inc.	7,046	1,016,667
Atlassian Corp. – Class A (a)	1,914	309,341
Autodesk, Inc. (a)	1,607	345,762
Bentley Systems, Inc. – Class B	5,283	206,301
Broadcom, Inc.	961	562,195
Cadence Design Systems, Inc. (a)	1,919	350,851
Cisco Systems, Inc.	9,881	480,908
Crowdstrike Holdings, Inc. – Class A (a)	2,324	246,112
Datadog, Inc. – Class A (a)(d)	3,470	259,591
DocuSign, Inc. (a)	4,348	263,663
Dropbox, Inc. – Class A (a)	7,485	173,877
Dynatrace, Inc. (a)	5,452	209,520
F5, Inc. (a)	1,272	187,823
FactSet Research Systems, Inc.	517	218,660
Fair Isaac Corp. (a)	368	245,070
Fortinet, Inc. (a)	5,806	303,886
HubSpot, Inc. (a)	766	265,810
International Business Machines Corp. (d)	2,925	394,085
Intuit, Inc.	1,033	436,618
Jack Henry & Associates, Inc.	1,157	208,364
Lattice Semiconductor Corp. (a)	2,837	215,016
Manhattan Associates, Inc. (a)	1,534	199,972
Microchip Technology, Inc.	4,007	311,023
Motorola Solutions, Inc.	1,098	282,197
NetApp, Inc.	3,341	221,274
Palantir Technologies, Inc. – Class A (a)(d)	30,237	235,244
Palo Alto Networks, Inc. (a)(d)	1,999	317,121
Paylocity Holding Corp. (a)	950	197,875
PayPal Holdings, Inc. (a)	4,910	400,116
PTC, Inc. (a)	1,724	232,533
Pure Storage, Inc. – Class A (a)	6,874	198,934

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 51.3% (Continued)

Technology – 29.6% (c) (Continued)
Qorvo, Inc. (a)	1,960	$212,974
Qualys, Inc. (a)	1,016	117,206
Salesforce, Inc. (a)	2,807	471,492
ServiceNow, Inc. (a)(d)	946	430,553
Snowflake, Inc. – Class A (a)	2,116	331,027
SPS Commerce, Inc. (a)	952	129,548
Synopsys, Inc. (a)	999	353,396
Ubiquiti, Inc. (d)	767	224,087
Veeva Systems, Inc. – Class A (a)	1,450	247,297
Workday, Inc. – Class A (a)	1,771	321,313
Zoom Video Communications, Inc. – Class A (a)(d)	3,199	239,925
Zscaler, Inc. (a)	1,881	233,545
		13,782,312
TOTAL COMMON STOCKS
(Cost $25,045,347)		23,871,818

EXCHANGE-TRADED FUNDS – 48.5%
iShares 1-3 Year Treasury Bond ETF (d)	76,811	6,283,140
Schwab Short-Term U.S. Treasury ETF	107,615	5,230,089
SPDR Portfolio Short Term Treasury ETF	119,529	3,480,684
Vanguard Short-Term Treasury ETF	130,206	7,584,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $22,670,022)		22,578,413

MONEY MARKET FUND – 0.2%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 4.20% (b)	81,863	81,863
TOTAL MONEY MARKET FUND
(Cost $81,863)		81,863

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value
INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 10.5%

Investment Company – 10.5%
Mount Vernon Liquid Asset Portfolio, LLC, 4.53% (b)	4,873,821	$4,873,821
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $4,873,821)		4,873,821

Total Investments (Cost $52,671,053) – 110.5%		51,405,915
Liabilities in Excess of Other Assets – (10.5)%		(4,890,570)
TOTAL NET ASSETS – 100.0%		$46,515,345

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day annualized yield as of January 31, 2023.
(c)
The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the FCF Risk Managed Quality Innovation Index is concentrated.

(d)	All or a portion of this security was out on loan at January 31, 2023. Total loaned securities had a market value of $4,808,309 as of January 31, 2023.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS – 66.0%

Energy – 32.6% (c)
Antero Midstream Corp.	46,440	$506,196
BP PLC – ADR	32,236	1,167,910
Chevron Corp.	8,088	1,407,474
Civitas Resources, Inc.	6,886	458,263
ConocoPhillips	9,126	1,112,185
Coterra Energy, Inc.	21,789	545,379
Diamondback Energy, Inc.	4,719	689,540
DT Midstream, Inc.	8,202	448,321
Ecopetrol SA – ADR (b)	69,080	786,821
Eni SpA – ADR (b)	28,583	883,215
EOG Resources, Inc.	5,802	767,314
Equinor ASA – ADR (b)	29,279	890,960
Equitrans Midstream Corp.	58,547	424,466
Exxon Mobil Corp.	14,708	1,706,275
Kinder Morgan, Inc. (b)	44,359	811,770
Murphy Oil Corp.	10,390	453,108
ONEOK, Inc. (b)	12,178	833,949
Petroleo Brasileiro SA – ADR	79,233	919,103
Plains GP Holdings LP – Class A	28,343	371,010
TotalEnergies SE – ADR	20,591	1,277,466
Williams Cos., Inc.	25,358	817,542
Woodside Energy Group, Ltd. – ADR	30,467	791,533
		18,069,800

Industrials – 14.9%
Allison Transmission Holdings, Inc.	8,045	362,669
AO Smith Corp. (b)	7,915	535,846
Emerson Electric Co.	6,545	590,490
Honeywell International, Inc.	3,946	822,662
Hubbell, Inc.	2,290	524,204
Norfolk Southern Corp.	3,129	769,139
Oshkosh Corp.	4,093	412,493
Parker-Hannifin Corp. (b)	2,641	860,966
Siemens AG – ADR	15,779	1,232,024
Union Pacific Corp.	4,618	942,949
Waste Management, Inc.	4,898	757,868
Watsco, Inc. (b)	1,514	435,078
		8,246,388

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS – 66.0% (Continued)

Materials – 18.5%
Avient Corp.	9,823	$398,028
BHP Group, Ltd. – ADR (b)	20,721	1,453,578
Celanese Corp.	4,151	511,403
Dow, Inc.	16,916	1,003,965
Element Solutions, Inc.	18,070	370,074
Huntsman Corp.	17,475	553,783
LyondellBasell Industries NV – Class A	9,711	938,956
Newmont Corp.	16,924	895,787
Olin Corp.	9,285	599,718
Rio Tinto PLC – ADR (b)	15,735	1,248,572
Sibanye Stillwater, Ltd. – ADR (b)	55,593	598,181
Southern Copper Corp. (b)	14,756	1,109,799
Ternium SA – ADR	13,798	556,749
		10,238,593
TOTAL COMMON STOCKS
(Cost $34,554,380)		36,554,781

REITs – 18.2%

Financials – 0.8%
Starwood Property Trust, Inc.	23,113	482,831

Real Estate – 17.4%
American Tower Corp.	3,913	874,125
AvalonBay Communities, Inc.	3,216	570,647
Boston Properties, Inc.	6,033	449,700
Crown Castle, Inc.	6,315	935,315
EastGroup Properties, Inc.	2,962	498,356
Equity LifeStyle Properties, Inc.	7,575	543,733
Extra Space Storage, Inc.	3,582	565,347
Gaming and Leisure Properties, Inc. (b)	12,470	667,893
Iron Mountain, Inc.	12,490	681,704
Lamar Advertising Co. – Class A	6,088	648,616
LXP Industrial Trust	32,131	371,113
Medical Properties Trust, Inc. (b)	37,689	488,073
Omega Healthcare Investors, Inc. (b)	16,494	485,583

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

REITs – 18.2% (Continued)

Real Estate – 17.4% (Continued)
Public Storage	2,805	$853,674
Simon Property Group, Inc.	7,697	988,757
		9,622,636
TOTAL REITs
(Cost $9,891,678)		10,105,467

MASTER LIMITED PARTNERSHIPS – 12.6%

Energy – 11.8%
Cheniere Energy Partners LP	13,660	745,426
DCP Midstream, LP	14,826	623,285
Energy Transfer, LP	67,892	901,606
EnLink Midstream, LLC	43,458	552,786
Enterprise Products Partners, LP	37,880	969,728
Magellan Midstream Partners, LP	11,500	614,100
MPLX, LP	25,594	893,742
Plains All American Pipeline, LP	49,070	611,412
Western Midstream Partners, LP	23,352	630,971
		6,543,056

Materials – 0.8%
Alliance Resource Partners, LP	18,130	415,721
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $6,183,245)		6,958,777

PREFERRED STOCKS – 2.6%

Energy – 1.5%
Petroleo Brasileiro SA – ADR	82,073	846,993

Materials – 1.1%
Gerdau SA – ADR	88,143	572,930
TOTAL PREFERRED STOCKS
(Cost $1,360,065)		1,419,923

MONEY MARKET FUND – 0.5%
Fidelity Institutional Money Market Fund –
Government Portfolio, Institutional Class, 4.20% (a)	265,730	265,730
TOTAL MONEY MARKET FUND
(Cost $265,730)		265,730

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

SCHEDULE OF INVESTMENTS
January 31, 2023 (Unaudited) (Continued)

	Shares	Value

INVESTMENT PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING – 16.3%

Investment Company – 16.3%
Mount Vernon Liquid Asset Portfolio, LLC, 4.53% (a)	9,046,749	$9,046,749
TOTAL INVESTMENT PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(Cost $9,046,749)		9,046,749

Total Investments (Cost $61,301,847) – 116.2%		64,351,427
Liabilities in Excess of Other Assets – (16.2)%		(8,970,903)
TOTAL NET ASSETS – 100.0%		$55,380,524

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Rate disclosed is the seven day annualized yield as of January 31, 2023.
(b)	All or a portion of this security was out on loan at January 31, 2023. Total loaned securities had a market value of $8,971,722 as of January 31, 2023.
(c)
The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the FCF Yield Enhanced Real Asset Index is concentrated.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
January 31, 2023 (Unaudited)

		FCF
	FCF US	International
	Quality ETF	Quality ETF
ASSETS
Investments in Securities, at Value* (Including securities on
loan valued at $14,892,064 and $678,846, respectively)	$197,916,321	$27,673,800
Cash	1,209,660	—
Foreign Currency, at Value*	—	601,532
Receivable for Investment Securities Sold	2,342,158	—
Interest and Dividends Receivable	137,583	158,975
Securities Lending Income Receivable	5,127	253
Receivable for Fund Shares Sold	25,518,045	—
Total Assets	227,128,894	28,434,560

LIABILITIES
Payable for Securities Loaned	14,982,931	684,129
Payable for Investment Securities Purchased	24,977,330	—
Management Fees Payable	78,651	13,586
Due to Custodian	—	1,994
Payable for Fund Shares Redeemed	3,602,885	—
Total Liabilities	43,641,797	699,709
NET ASSETS	$183,487,097	$27,734,851

NET ASSETS CONSIST OF:
Paid-in Capital	$167,579,988	$40,055,268
Total Distributable Earnings (Deficit)	15,907,109	(12,320,417)
Net Assets	$183,487,097	$27,734,851
* Identified Cost:
Investments in Securities	$182,138,042	$30,659,030
Foreign Currency	$—	$575,839

Net Asset Value (unlimited shares authorized):
Net Assets	$183,487,097	$27,734,851
Shares Outstanding (No Par Value)	3,775,000	1,025,000
Net Asset Value per Share	$48.61	$27.06

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF ASSETS & LIABILITIES
January 31, 2023 (Unaudited) (Continued)

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines
	Tactical High	Risk Managed	Yield Enhanced
	Yield ETF	Innovation ETF	Real Asset ETF
ASSETS
Investments in Securities, at Value*
(Including securities on loan valued at $11,635,440,
$4,808,309, and $8,971,722, respectively)	$47,067,550	$51,405,915	$64,351,427
Interest and Dividends Receivable	234	8,814	105,260
Securities Lending Income Receivable	1,931	1,148	2,165
Total Assets	47,069,715	51,415,877	64,458,852

LIABILITIES
Payable for Securities Loaned	11,816,185	4,873,821	9,046,749
Management Fees Payable	20,476	26,711	31,579
Total Liabilities	11,836,661	4,900,532	9,078,328
NET ASSETS	$35,233,054	$46,515,345	$55,380,524

NET ASSETS CONSIST OF:
Paid-in Capital	$42,708,570	$58,659,933	$52,763,408
Total Distributable Earnings (Deficit)	(7,475,516)	(12,144,588)	2,617,116
Net Assets	$35,233,054	$46,515,345	$55,380,524
* Identified Cost:
Investments in Securities	$46,663,140	$52,671,053	$61,301,847

Net Asset Value (unlimited shares authorized):
Net Assets	$35,233,054	$46,515,345	$55,380,524
Shares Outstanding (No Par Value)	1,675,000	2,025,000	2,025,000
Net Asset Value per Share	$21.03	$22.97	$27.35

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Six-Months Ended January 31, 2023 (Unaudited)

		FCF
	FCF US	International
	Quality ETF	Quality ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax and issuance fees
of $754 and $64,462, respectively)	$1,365,764	$832,079
Interest	20,930	2,687
Securities Lending Income	33,130	2,632
Total Investment Income	1,419,824	837,398

Expenses:
Management Fees	479,611	123,311
Total Expenses	479,611	123,311
Net Investment Income	940,213	714,087

REALIZED & UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
Investment Securities	1,681,939	(8,136,188)
Foreign Currencies	—	(20,123)
Total	1,681,939	(8,156,311)
Net Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,856,210)	5,957,931
Foreign Currencies	—	34,626
Total	(1,856,210)	5,992,557
Net Realized and Unrealized Loss on
Investments and Foreign Currencies	(174,271)	(2,163,754)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$765,942	$(1,449,667)

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

STATEMENTS OF OPERATIONS
Six-Months Ended January 31, 2023 (Unaudited) (Continued)

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines Yield
	Tactical High	Risk Managed	Enhanced Real
	Yield ETF	Innovation ETF	Asset ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
and issuance fees of $0,
$0, and $41,124, respectively)	$897,336	$407,622	$1,013,359
Interest	1,922	2,372	3,009
Securities Lending Income	37,683	22,328	11,761
Total Investment Income	936,941	432,322	1,028,129

Expenses:
Management Fees	135,536	222,592	122,117
Total Expenses	135,536	222,592	122,117
Net Investment Income	801,405	209,730	906,012

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(1,834,006)	(7,045,842)	(617,938)
Total	(1,834,006)	(7,045,842)	(617,938)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities	(446,613)	2,892,470	4,202,398
Total	(446,613)	2,892,470	4,202,398
Net Realized and Unrealized
Gain (Loss) on Investments	(2,280,619)	(4,153,372)	3,584,460
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(1,479,214)	$(3,943,642)	$4,490,472

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS
Net Investment Income	$940,213	$2,233,457
Net Realized Gain on Investments	1,681,939	13,536,685
Change in Unrealized Appreciation (Depreciation)
of Investments	(1,856,210)	(20,902,235)
Net Increase (Decrease) in Net
Assets Resulting from Operations	765,942	(5,132,093)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,104,907)	(19,681,904)
Total Distributions to Shareholders	(2,104,907)	(19,681,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	46,203,373	59,418,927
Payments for Shares Redeemed	(38,314,953)	(61,616,675)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(a)	7,888,420	(2,197,748)
Net Increase (Decrease) in Net Assets	6,549,455	(27,011,745)

NET ASSETS
Beginning of Period	176,937,642	203,949,387
End of Period	$183,487,097	$176,937,642

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	950,000	1,125,000
Redemptions	(800,000)	(1,200,000)
Net Increase (Decrease)	150,000	(75,000)

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

STATEMENTS OF CHANGES IN NET ASSET

	Six-Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS
Net Investment Income	$714,087	$2,252,022
Net Realized Loss on Investments and Foreign Currencies	(8,156,311)	(1,738,791)
Change in Unrealized Appreciation (Depreciation)
of Investments and Foreign Currencies	5,992,557	(14,497,380)
Net Decrease in Net Assets Resulting from Operations	(1,449,667)	(13,984,149)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,427,370)	(1,705,435)
Total Distributions to Shareholders	(2,427,370)	(1,705,435)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	32,564,450
Payments for Shares Redeemed	(22,545,325)	(21,831,178)
Net Increase (Decrease) in Net Assets
Derived from Capital Share Transactions(a)	(22,545,325)	10,733,272
Net Decrease in Net Assets	(26,422,362)	(4,956,312)

NET ASSETS
Beginning of Period	54,157,213	59,113,525
End of Period	$27,734,851	$54,157,213

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	925,000
Redemptions	(825,000)	(700,000)
Net Increase (Decrease)	(825,000)	225,000

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS
Net Investment Income	$801,405	$1,600,764
Net Realized Loss on Investments	(1,834,006)	(7,223,902)
Change in Unrealized Appreciation (Depreciation)
of Investments	(446,613)	37,334
Net Decrease in Net Assets Resulting from Operations	(1,479,214)	(5,585,804)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(828,155)	(1,832,922)
Total Distributions to Shareholders	(828,155)	(1,832,922)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	522,055	23,731,897
Payments for Shares Redeemed	(10,568,662)	(57,678,098)
Net Decrease in Net Assets Derived
from Capital Share Transactions(a)	(10,046,607)	(33,946,201)
Net Decrease in Net Assets	(12,353,976)	(41,364,927)

NET ASSETS
Beginning of Period	47,587,030	88,951,957
End of Period	$35,233,054	$47,587,030

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	1,050,000
Redemptions	(500,000)	(2,425,000)
Net Decrease	(475,000)	(1,375,000)

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS
Net Investment Income	$209,730	$402,468
Net Realized Loss on Investments	(7,045,842)	(43,488)
Change in Unrealized Appreciation (Depreciation)
of Investments	2,892,470	(15,726,612)
Net Decrease in Net Assets Resulting from Operations	(3,943,642)	(15,367,632)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(550,240)	(4,065,017)
Total Distributions to Shareholders	(550,240)	(4,065,017)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	41,013,310
Payments for Shares Redeemed	(41,943,725)	(15,989,915)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(a)	(41,943,725)	25,023,395
Net Increase (Decrease) in Net Assets	(46,437,607)	5,590,746

NET ASSETS
Beginning of Period	92,952,952	87,362,206
End of Period	$46,515,345	$92,952,952

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	1,500,000
Redemptions	(1,850,000)	(575,000)
Net Increase (Decrease)	(1,850,000)	925,000

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	January 31, 2023	Period Ended
	(Unaudited)	July 31, 2022(a)
OPERATIONS
Net Investment Income	$906,012	$1,569,211
Net Realized Gain (Loss) on Investments	(617,938)	565,780
Change in Unrealized Appreciation (Depreciation)
of Investments	4,202,398	(1,152,818)
Net Increase in Net Assets Resulting from Operations	4,490,472	982,173

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(2,716,262)	(1,150,709)
Total Distributions to Shareholders	(2,716,262)	(1,150,709)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	27,581,670	77,786,935
Payments for Shares Redeemed	(8,832,610)	(42,761,145)
Net Increase in Net Assets Derived
from Capital Share Transactions(b)	18,749,060	35,025,790
Net Increase in Net Assets	20,523,270	34,857,254

NET ASSETS
Beginning of Period	34,857,254	—
End of Period	$55,380,524	$34,857,254

(a)	Fund commenced operations on December 13, 2021.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,050,000	3,050,000
Redemptions	(350,000)	(1,725,000)
Net Increase	700,000	1,325,000

The accompanying notes are an integral part of these financial statements.

FCF US Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year		Year	Year	Year	Year
	January 31,		Ended		Ended	Ended	Ended	Ended
	2023		July 31,		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2022		2021	2020	2019	2018
Net Asset Value,
Beginning of Period/Year	$48.81		$55.12		$39.92	$37.59	$36.41	$29.81

Income from
Investment Operations:
Net Investment Income(a)	0.28		0.60		0.28	0.25	0.30	0.21
Net Realized and Unrealized
Gain (Loss) on Investments	0.16	(f)	(1.59)		15.11	2.36	1.07	6.53
Total from
Investment Operations	0.44		(0.99)		15.39	2.61	1.37	6.74

Less Distributions:
From Net Investment Income	(0.21)		(0.47)		(0.19)	(0.28)	(0.19)	(0.14)
From Net Realized
Gain on Investments	(0.43)		(4.85)		—	—	—	—
Total Distributions	(0.64)		(5.32)		(0.19)	(0.28)	(0.19)	(0.14)
Net Asset Value,
End of Period/Year	$48.61		$48.81		$55.12	$39.92	$37.59	$36.41
Total Return	0.95	%(b)	-2.92	%(e)	38.64%	6.97%	3.89%	22.62%

Supplemental Data:
Net Assets at End
of Period/Year (000’s)	$183,487		$176,938		$203,949	$108,791	$124,056	$99,214

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(c)	0.59%		0.59%	0.59%	0.59%	0.59%
Net Investment Income
to Average Net Assets	1.16	%(c)	1.15%		0.61%	0.68%	0.84%	0.60%
Portfolio Turnover Rate(d)	20	%(b)	51%		98%	83%	49%	42%

(a)	Calculated based on average shares outstanding during the period/year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excludes impact of in-kind transactions.
(e)	During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at -2.92%.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended January 31, 2023 primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

FCF International Quality ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2023		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value,
Beginning of Period/Year	$29.27		$36.38	$26.16	$26.02	$26.93	$25.48

Income from
Investment Operations:
Net Investment Income(a)	0.47		1.12	0.44	0.25	0.37	0.34
Net Realized and Unrealized
Gain (Loss) on Investments	(0.31)		(7.50)	9.98	0.40	(1.08)	1.18
Total from
Investment Operations	0.16		(6.38)	10.42	0.65	(0.71)	1.52

Less Distributions:
From Net Investment Income	(2.37)		(0.31)	(0.20)	(0.51)	(0.20)	(0.07)
From Net Realized
Gain on Investments	—		(0.42)	—	—	—	—
Total Distributions	(2.37)		(0.73)	(0.20)	(0.51)	(0.20)	(0.07)
Net Asset Value,
End of Period/Year	$27.06		$29.27	$36.38	$26.16	$26.02	$26.93
Total Return	1.06	%(b)	-17.93%	39.96%	2.42%	-2.47%	5.97%

Supplemental Data:
Net Assets at End
of Period/Year (000’s)	$27,735		$54,157	$59,114	$11,116	$12,361	$10,098

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net Investment Income
to Average Net Assets	3.42	%(c)	3.32%	1.32%	1.00%	1.48%	1.28%
Portfolio Turnover Rate(d)	26	%(b)	42%	87%	45%	43%	83%

(a)	Calculated based on average shares outstanding during the period/year.
(b)	Not annualized.
(c)	Annualized.
(d)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Tactical High Yield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	January 31, 2023		Year Ended	Period Ended
	(Unaudited)		July 31, 2022	July 31, 2021(a)
Net Asset Value, Beginning of Period/Year	$22.13		$25.23	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.44		0.61	0.57
Net Realized and Unrealized
Gain (Loss) on Investments	(1.08)		(3.08)	0.15
Total from Investment Operations	(0.64)		(2.47)	0.72

Less Distributions:
From Net Investment Income	(0.46)		(0.63)	(0.49)
Total Distributions	(0.46)		(0.63)	(0.49)
Net Asset Value, End of Period/Year	$21.03		$22.13	$25.23
Total Return	-2.88	%(c)	-9.96%	2.92	%(c)

Supplemental Data:
Net Assets at End of Period/Year (000’s)	$35,233		$47,587	$88,952

Ratios to Average Net Assets(f):
Expenses to Average Net Assets	0.69	%(d)	0.69%	0.69	%(d)
Net Investment Income to Average Net Assets	4.08	%(d)	2.52%	3.54	%(d)
Portfolio Turnover Rate(e)	320	%(c)	1029%	327	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period/year.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Income and expense ratios presented do not reflect the income and expenses of underlying funds.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Risk Managed Innovation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	January 31, 2023		Year Ended	Period Ended
	(Unaudited)		July 31, 2022	July 31, 2021(a)
Net Asset Value, Beginning of Period/Year	$23.99		$29.61	$25.00

Income from Investment Operations:
Net Investment Income(b)	0.08		0.12	0.02
Net Realized and Unrealized
Gain (Loss) on Investments	(0.83)		(4.34)	4.60
Total from Investment Operations	(0.75)		(4.22)	4.62

Less Distributions:
From Net Investment Income	(0.27)		(0.05)	(0.01)
From Net Realized Gain on Investments	—		(1.35)	—
Total Distributions	(0.27)		(1.40)	(0.01)
Net Asset Value, End of Period/Year	$22.97		$23.99	$29.61
Total Return	-3.08	%(c)	-15.16%	18.48	%(c)

Supplemental Data:
Net Assets at End of Period/Year (000’s)	$46,515		$92,953	$87,362

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)	0.69%	0.69	%(d)
Net Investment Income to Average Net Assets	0.65	%(d)	0.45%	0.11	%(d)
Portfolio Turnover Rate(e)	85	%(c)	82%	40	%(c)

(a)	Commencement of operations on December 7, 2020.
(b)	Calculated based on average shares outstanding during the period/year.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Donoghue Forlines Yield Enhanced Real Asset ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	January 31, 2023		Period Ended
	(Unaudited)		July 31, 2022(a)
Net Asset Value, Beginning of Period	$26.31		$25.00

Income from Investment Operations:
Net Investment Income(b)	0.67		0.63
Net Realized and Unrealized Gain on Investments	2.11		1.11	(f)
Total from Investment Operations	2.78		1.74

Less Distributions:
From Net Investment Income	(0.99)		(0.43)
From Net Realized Gain on Investments	(0.75)		—
Total Distributions	(1.74)		(0.43)
Net Asset Value, End of Period	$27.35		$26.31
Total Return	11.16	%(c)	6.88	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$55,381		$34,857

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.69	%(d)	0.69	%(d)
Net Investment Income to Average Net Assets	5.12	%(d)	3.79	%(d)
Portfolio Turnover Rate(e)	38	%(c)	48	%(c)

(a)	Commencement of operations on December 13, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statements of Operations for the period ended July 31, 2022, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited)

1.  ORGANIZATION

The FCF US Quality ETF (“TTAC”), FCF International Quality ETF (“TTAI”), Donoghue Forlines Tactical High Yield ETF (“DFHY”), Donoghue Forlines Risk Managed Innovation ETF (“DFNV”) and Donoghue Forlines Yield Enhanced Real Asset ETF (“DFRA”) (each, a “Fund” and collectively, the “Funds”) are each a series of the TrimTabs ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). FCF US Quality ETF commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. FCF International Quality ETF commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. Donoghue Forlines Tactical High Yield ETF commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Tactical High Yield Index. DFHY is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. Donoghue Forlines Risk Managed Innovation ETF commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Risk Managed Quality Innovation Index. Donoghue Forlines Yield Enhanced Real Asset ETF commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FCF Yield Enhanced Real Asset Index.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a

TrimTabs ETF Trust

NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. FCF US Quality ETF charges $500 for the standard fixed creation fee, FCF International Quality ETF charges $2,000 for the standard fixed creation fee, and Donoghue Forlines Tactical High Yield ETF, Donoghue Forlines Risk Managed Innovation ETF and Donoghue Forlines Yield Enhanced Real Asset ETF each charge $300 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal period. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.

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Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2022, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2022, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.

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Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
FCF US Quality ETF	$(13,033,782)	$13,033,782
FCF International Quality ETF	$490,605	$(490,605)
Donoghue Forlines Tactical High Yield ETF	$1,486,167	$(1,486,167)
Donoghue Forlines Risk Managed Innovation ETF	$(1,919,909)	$1,919,909
Donoghue Forlines Yield Enhanced Real Asset ETF	$1,011,442	$(1,011,442)

During the fiscal year ended July 31, 2022, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Gains (Losses) from
In-Kind Redemptions
FCF US Quality ETF	$13,911,304
FCF International Quality ETF	$272,003
Donoghue Forlines Tactical High Yield ETF	$(522,551)
Donoghue Forlines Risk Managed Innovation ETF	$1,958,349
Donoghue Forlines Yield Enhanced Real Asset ETF	$(900,104)

Underlying Investment in Other Investment Companies: The Donoghue Forlines Tactical High Yield ETF participates in the securities lending program and receives cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of January 31, 2023, the percentage of the Donoghue Forlines Tactical High Yield ETF’s total net assets invested in the Mount Vernon Liquid Assets Portfolio, LLC was 33.5%.

Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.

3.  SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

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Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Funds’ Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

FCF US Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$176,199,364	$—	$—	$176,199,364
REITs	—	5,241,988	—	—	5,241,988
Money Market Fund	—	1,492,038	—	—	1,492,038
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	14,982,931	—	—	—	14,982,931
Total Investments	$14,982,931	$182,933,390	$—	$—	$197,916,321

FCF International Quality ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$25,880,246	$—	$373,702	$26,253,948
REITs	—	344,049	—	—	344,049
Preferred Stock	—	207,106	—	—	207,106
Money Market Fund	—	184,568	—	—	184,568
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	684,129	—	—	—	684,129
Total Investments	$684,129	$26,615,969	$—	$373,702	$27,673,800

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January 31, 2023 (Unaudited) (Continued)

Donoghue Forlines Tactical High Yield ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Exchange-Traded
Funds	$—	$35,178,930	$—	$—	$35,178,930
Money Market Fund	—	72,435	—	—	72,435
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	11,816,185	—	—	—	11,816,185
Total Investments	$11,816,185	$35,251,365	$—	$—	$47,067,550

Donoghue Forlines Risk Managed Innovation ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$23,871,818	$—	$—	$23,871,818
Exchange-Traded
Funds	—	22,578,413	—	—	22,578,413
Money Market Fund	—	81,863	—	—	81,863
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	4,873,821	—	—	—	4,873,821
Total Investments	$4,873,821	$46,532,094	$—	$—	$51,405,915

Donoghue Forlines Yield Enhanced Real Asset ETF

Description^	Non-Categorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$36,554,781	$—	$—	$36,554,781
REITs	—	10,105,467	—	—	10,105,467
Master Limited
Partnerships	—	6,958,777	—	—	6,958,777
Preferred Stocks	—	1,419,923	—	—	1,419,923
Money Market Fund	—	265,730	—	—	265,730
Investment Purchased
with the Cash
Proceeds from
Securities Lending*	9,046,749	—	—	—	9,046,749
Total Investments	$9,046,749	$55,304,678	$—	$—	$64,351,427

^	See Schedule of Investments for sector breakouts.
*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statements of Assets and Liabilities. See Note 8 for additional information regarding securities lending.

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January 31, 2023 (Unaudited) (Continued)

FCF International Quality ETF

Level 3 Reconciliation Disclosure
Equities
Balance as of July 31, 2022	$151,676
Transfers in	324,312
Realized loss	—
Change in unrealized appreciation	(102,286)
Balance as of January 31, 2023	$373,702
Change in unrealized appreciation during the period for
Level 3 investments held at January 31, 2023	$(102,286)

The Level 3 investments as of January 31, 2023 represented 1.35% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

4.  OTHER RELATED PARTY TRANSACTIONS

FCF Advisors LLC (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, TTAC and TTAI each pay the Adviser 0.59% and DFHY, DFNV and DFRA each pay the Adviser 0.69% at an annual rate based on each Fund’s average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Donoghue Forlines LLC (“Donoghue” or “the Sub-Adviser”) acts as the Sub-Adviser to DFHY, DFNV, and DFRA. The Sub-Adviser has responsibility to make day-to-day investment decisions for DFHY, DFNV, and DFRA and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to DFHY, DFNV, and DFRA, the Sub-Adviser is compensated by the Adviser from the management fees paid by DFHY, DFNV, and DFRA to the Adviser.

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January 31, 2023 (Unaudited) (Continued)

5.  SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).

The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

6.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2023, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
FCF US Quality ETF	$32,370,108	$33,124,715
FCF International Quality ETF	$9,978,985	$15,022,073
Donoghue Forlines Tactical High Yield ETF	$124,522,623	$124,493,753
Donoghue Forlines Risk Managed Innovation ETF	$54,315,410	$54,521,664
Donoghue Forlines Yield Enhanced Real Asset ETF	$13,728,354	$15,226,269

For the period ended January 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
FCF US Quality ETF	$45,240,936	$37,966,831
FCF International Quality ETF	$—	$19,139,670
Donoghue Forlines Tactical High Yield ETF	$521,132	$10,531,067
Donoghue Forlines Risk Managed Innovation ETF	$—	$41,846,245
Donoghue Forlines Yield Enhanced Real Asset ETF	$27,156,736	$8,706,724

For the period ended January 31, 2023, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

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January 31, 2023 (Unaudited) (Continued)

7.  INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2022 were as follows:

		FCF US	FCF International
		Quality ETF	Quality ETF
Tax cost of investments		$179,581,284	$66,519,771
Gross tax unrealized appreciation		25,597,930	1,868,391
Gross tax unrealized depreciation		(9,971,425)	(11,393,895)
Net tax unrealized appreciation (depreciation)		15,626,505	(9,525,504)
Undistributed ordinary income		204,093	1,708,083
Undistributed long-term capital gains		1,415,476	—
Total accumulated gain		1,619,569	1,708,083
Other accumulated gain (loss)		—	(625,959)
Distributable earnings		$17,246,074	$(8,443,380)

	Donoghue	Donoghue	Donoghue
	Forlines	Forlines	Forlines
	Tactical High	Risk Managed	Yield Enhanced
	Yield ETF	Innovation ETF	Real Asset ETF
Tax cost of investments	$61,750,227	$110,908,475	$44,280,339
Gross tax unrealized appreciation	982,457	7,106,316	1,932,211
Gross tax unrealized depreciation	(1,138,454)	(11,524,256)	(3,038,701)
Net tax unrealized
appreciation (depreciation)	(155,997)	(4,417,940)	(1,106,490)
Undistributed ordinary income	10,501	358,209	1,922,637
Undistributed long-term capital gains	—	—	26,759
Total accumulated gain	10,501	358,209	1,949,396
Other accumulated gain (loss)	(5,022,651)	(3,590,975)	—
Distributable earnings	$(5,168,147)	$(7,650,706)	$842,906

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

At July 31, 2022, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
FCF US Quality ETF	$—	$—	Indefinite
FCF International Quality ETF	$616,829	$—	Indefinite
Donoghue Forlines Tactical High Yield ETF	$5,006,897	$15,754	Indefinite
Donoghue Forlines Risk Managed Innovation ETF	$—	$—	Indefinite
Donoghue Forlines Yield Enhanced Real Asset ETF	$—	$—	Indefinite

The tax character of distributions paid by the Funds during the fiscal period ended July 31, 2022 and the fiscal period ended July 31, 2021 was as follows:

	Ordinary Income		Capital Gains
	July 31, 2022	July 31, 2021	July 31, 2022	July 31, 2021
FCF US Quality ETF	$5,304,037	$757,531	$14,377,867	$—
FCF International Quality ETF	$778,251	$86,243	$927,184	$—
Donoghue Forlines Tactical
High Yield ETF	$1,832,922	$1,599,003	$—	$—
Donoghue Forlines Risk
Managed Innovation ETF	$3,938,297	$18,013	$126,720	$—
Donoghue Forlines Yield
Enhanced Real Asset ETF	$1,150,709	n/a	$—	n/a

At July 31, 2022, the Donoghue Forlines Risk Managed Innovation Fund deferred, on a tax basis, post-October losses of $3,590,975.

8.  SECURITIES LENDING

Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or

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financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.

Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of January 31, 2023, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Amount Held at
January 31, 2023
FCF US Quality ETF	$14,982,931
FCF International Quality ETF	$684,129
Donoghue Forlines Tactical High Yield ETF	$11,816,185
Donoghue Forlines Risk Managed Innovation ETF	$4,873,821
Donoghue Forlines Yield Enhanced Real Asset ETF	$9,046,749

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.

9.  CERTAIN RISKS

Active and Frequent Trading Risk. Active and frequent trading of portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities, and may also result in higher taxes if Shares are held in a taxable account.

Asia Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this

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January 31, 2023 (Unaudited) (Continued)

region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. A derivative instrument derives its value from an underlying security, currency, commodity, interest rate, index or other asset (collectively, “underlying asset”). The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in the underlying assets, including counterparty, leverage and liquidity risks. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful.

Futures Contracts Risk. Exchange-traded futures contracts are a type of derivative, which call for the future delivery of an asset, or cash settlement, at a certain stated price on a specified future date. Futures contracts involve the risk of imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV.

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

Downside Protection Model Risk. Neither the Adviser nor the Sub-Adviser can offer assurances that the downside protection model employed by DFNV’s Underlying Index methodology will achieve its intended results, or that downside protection will be provided during periods of time when the Equity Portfolio is declining or during any period of time deemed to be a bear market. For example, the Underlying Index methodology would not have triggered a signal to employ the downside protection model during the market volatility experienced in March 2020. While significant dips occurred in the market at that time, the bear market environment was short lived, and markets began recovering relatively quickly. As discussed above, signals are typically only triggered during prolonged bear markets, meaning that the signal is triggered based on the duration of the decline not the amount of the decline. Accordingly, while the signal would not have triggered in March 2020, it would have triggered during the financial crisis of 2007-2008, during which a prolonged bear market occurred. The sell signal was also most recently triggered in September 2022, in connection with the recent bear market environment. Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged bear market environments may not be appropriate for every investor seeking a particular risk profile. Please review the portfolio holdings information on the Fund’s website at www.donoghueforlinesetfs.com/dfnv to determine whether the Fund is in a bullish or defensive posture prior to making an investment in the Fund.

Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact TTAI’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.

Equity Investing Risk. An investment in TTAC, TTAI, DFNV or DFRA involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ESG Evaluation Risk. The ESG factors utilized in rating TTAC’s or TTAI’s portfolio and individual securities may vary across eligible investments and issuers, and not every ESG factor may be identified or evaluated by the Adviser. TTAC’s and TTAI’s portfolio

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

will not be solely based on ESG considerations and, therefore, the issuers in which a Fund invests may not be considered ESG focused issuers. In addition, because individual securities are only excluded from TTAC’s and TTAI’s portfolio based on their ESG rating if the Portfolio ESG Score fails to satisfy the ESG Criteria, the Fund will likely invest in securities that, individually, would not satisfy the ESG Criteria. The evaluation of ESG ratings may affect TTAC’s and TTAI’s exposure to certain issuers or industries and may not work as intended. The Funds may underperform other funds that do not assess an issuer’s ESG rating or that use a different methodology or different factors to determine a security’s or an entire portfolio’s ESG rating. Information used by the Adviser to evaluate the ESG rating of TTAC’s or TTAI’s portfolio or any individual security may not be readily available, complete or accurate, and may vary across providers and issuers, as ESG is not a uniformly defined characteristic. There is no guarantee that screening TTAC’s or TTAI’s portfolio or individual securities based on their ESG ratings will increase the Fund’s performance.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, shares may trade at a discount to net asset value (or “NAV”) and possibly face delisting.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.

International Closed Markets Trading Risk. Because certain of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are valued by the Fund. As a result, shares may appear to trade at a significant discount or premium to NAV.

Large Shareholder Risk. Certain shareholders, including the Adviser, the Sub-Adviser or their respective affiliates, or groups of related shareholders, such as those investing through one or more model portfolios, may own a substantial amount of the Fund’s shares. The disposition of Fund shares by large shareholders resulting in redemptions through or by APs could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Premium-Discount Risk. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

when selling Shares. The market prices of Shares will generally fluctuate in accordance with changes in NAV, changes in the relative supply of, and demand for Shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about withdrawal of member countries from the EU and economic downturns and rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.

Index-Based Strategy Risk. With respect to each of DFHY, DFNV, and DFRA, the Fund is managed as an index-based fund that seeks to track the performance of its Underlying Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold the component securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant market as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Underlying Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Underlying Index allocates significant portions of its assets to cash and/or cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds. Additionally, the Fund generally rebalances and reconstitutes its portfolio, and implements downside protection allocations, in accordance with the Underlying Index and, therefore, any changes to the Underlying Index’s rebalance, reconstitution or downside protection trigger schedule will typically result in corresponding changes to the Fund’s rebalance, reconstitution or downside protection trigger schedule.

Index Calculation Risk. Each of DFHY’s, DFNV’s and DFRA’s Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index and to determine whether a “buy” or “sell” trigger should be issued, including information that may be based on assumptions and estimates. DFHY, DFNV, DFRA, the Index Provider, the Adviser, the Sub-Adviser, the Underlying Index calculation agent and any of their respective affiliates cannot offer assurances that an Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or the appropriate trigger at any particular time.

Index Correlation Risk. While the Sub-Adviser seeks to track the performance of the Underlying Index closely (i.e., to achieve a high degree of correlation with the Underlying Index), the Fund’s returns may not match or achieve a high degree of

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and/or operational inefficiencies.

Investment Risk. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares, they could be worth less than what you paid for them.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If an Underlying ETF invests in illiquid securities or its portfolio securities otherwise become illiquid, it may reduce the returns of the Underlying ETF because the Underlying ETF may be unable to sell the illiquid securities at an advantageous time or price. In the event that an Underlying ETF voluntarily or involuntarily liquidates its portfolio assets during periods of infrequent trading of its securities, the Underlying ETF may not receive full value for those assets, which will reduce the value of the Underlying ETF’s shares, and in turn, the value of the Fund’s investment in such shares.

Management Risk. Each of TTAC and TTAI is actively managed using proprietary systematic stock selection models (the “Systematic Models”), which are based on the Adviser’s research and analysis. There can be no guarantee that the Fund will achieve its investment objective or that the Systematic Models will produce intended results. The Fund may be adversely affected by imperfections, errors or limitations in the construction or implementation of the Systematic Models and/or the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the Systematic Models. Any of these factors could result in the Fund underperforming comparable investment vehicles.

Market Events Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general. The ongoing effects of COVID-19 are unpredictable and may adversely impact the value and performance of the Fund and its ability to buy and sell investments at appropriate valuations and/or achieve its investment objective.

MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by DFRA were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in DFRA and lower income.

Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, DFRA is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

REITs Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. DFRA may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.

Sampling Risk. The use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater. In addition, by sampling the securities in the Underlying Index, the Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.

Sector Focus Risk. To the extent that the Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase the Fund’s volatility over the short term.

Small and Medium Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risks and the possibility of greater price volatility than customarily is associated with investing in larger, more established companies. Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, and often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because such securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the performance of small and medium capitalization companies may be more volatile and they may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Tactical Overlay Risk. Neither the Adviser nor the Sub-Adviser can offer assurances that the tactical overlay process employed by DFHY’s Underlying Index methodology will achieve its intended results. Investment in a fund that utilizes a tactical overlay that

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NOTES TO FINANCIAL STATEMENTS
January 31, 2023 (Unaudited) (Continued)

seeks to minimize risk may not be appropriate for every investor seeking a particular risk profile. Please review the portfolio holdings information on the Fund’s website at www.donoghueforlinesetfs.com/dfhy to determine whether the Fund is in a bullish or defensive posture prior to making an investment in the Fund.

Underlying ETFs Risk. In seeking to track its Underlying Index, each of DFHY and DFNV may invest a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.

U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of U.S. Treasury securities or Underlying ETFs providing exposure to such securities to decline.

TrimTabs ETF Trust

ADDITIONAL INFORMATION
January 31, 2023 (Unaudited)

1.  FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.fcf-funds.com.

2.  FEDERAL TAX INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended July 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FCF US Quality ETF	71.28%
FCF International Quality ETF	100.00%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Risk Managed Innovation ETF	29.12%
Donoghue Forlines Yield Enhanced Real Asset ETF	51.03%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2022, was as follows:

FCF US Quality ETF	71.19%
FCF International Quality ETF	0.46%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Risk Managed Innovation ETF	17.94%
Donoghue Forlines Yield Enhanced Real Asset ETF	19.03%

SHORT-TERM CAPITAL GAIN

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund for the fiscal period ended July 31, 2022, were as follows (unaudited):

FCF US Quality ETF	67.08%
FCF International Quality ETF	0.00%
Donoghue Forlines Tactical High Yield ETF	0.00%
Donoghue Forlines Risk Managed Innovation ETF	99.15%
Donoghue Forlines Yield Enhanced Real Asset ETF	0.00%

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ADDITIONAL INFORMATION
January 31, 2023 (Unaudited) (Continued)

3.  DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted daily on their website at www.fcf-funds.com.

4.  PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll free at 1-800-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.fcf-funds.com. Information on how the Funds voted proxies related to portfolio securities during the period ended June 30 is available without charge, upon request, by calling 1-800-617-0004 or by accessing the website of the SEC.

5.  CHANGE IN DFNV BROAD-BASED SECURITIES MARKET INDEX

Effective December 30, 2022, the broad-based securities market index for DFNV changed from the Russell 1000® Index to the Russell 1000® Growth Index. DFNV’s broad-based securities market index was changed to the Russell 1000® Growth Index in order to more closely align with the Fund’s principal investment strategy, which has overweight exposure to growth stocks.

6.  REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act (the “Rule”), each series (each, a “Fund,” and, collectively, the “Funds”) of TrimTabs ETF Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by FCF Advisors LLC, investment adviser to the Funds, as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk (no less frequently than annually), based on factors specific to the circumstances of the Funds. In this regard, each Fund qualifies as an “In-Kind ETF” under the Rule because it meets redemptions through in-kind transfers of securities, positions, and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. In-Kind ETFs are exempt from the Rule’s classification and highly liquid investment minimum provisions.

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ADDITIONAL INFORMATION
January 31, 2023 (Unaudited) (Continued)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on September 6, 2022, the Board received a report from the Program Administrator (the “Report”) addressing the operation and management of the Program for the period from June 1, 2021 through July 31, 2022 (the “Review Period”), with respect to the following Funds:  FCF US Quality ETF, FCF International Quality ETF, Donoghue Forlines Tactical High Yield ETF, Donoghue Forlines Risk Managed Innovation ETF and Donoghue Forlines Yield Enhanced Real Asset ETF. The Report noted that, for the Review Period, the Program Administrator believed that the Program operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with the Rule. The Report noted that, during the Review Period, the Funds did not invest in illiquid investments, all of their investments were highly liquid, and all orders were transacted in kind with only a de minimis amount of cash. Further, the Report noted that no material changes were made to the Program as a result of the Program Administrator’s annual review.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

7.  TRUSTEES AND OFFICERS

As a result of internal staffing changes, and at the recommendation of the Adviser, effective November 23, 2022, the Board elected Jacob Pluchenik President and Principal Executive Officer of the Trust. Bob Shea, the former President and Executive Officer of the Trust, as of November 23, 2022, is no longer deemed or considered to be, or authorized to act as, an officer of the Trust.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o FCF Advisors LLC 1345 Avenue of the Americas, 33rd Floor, New York, NY, 10105. The Funds’ Statement of Additional Information includes additional information about the Trustees and Officers and is available without charge, upon request, by calling toll-free at 1-800-617-0004.

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ADDITIONAL INFORMATION
January 31, 2023 (Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position(s)	Length	Occupation	Complex	Held by Trustee
Name, Year	Held with	of Time	During Past	Overseen	During Past
of Birth	the Trust	Served	Five Years	by Trustee	Five Years
Independent Trustees

Stephen J. Posner	Trustee	Since	Retired Since	5	Director, TrimTabs
YOB: 1944		2014	2014.		Investment Research
(2016-2017)**

David A. Kelly	Trustee	Since	Founder and	5	None
YOB: 1938		2015	President, Three
Lakes Advisors, Inc.
(1996-present)

Interested Trustee*

Jacob Pluchenik	Trustee,	Trustee	Managing Member,	5	None
YOB: 1976	President	since	GF Investments
	and	2021;	(2005-present);
	Principal	President	Member, FCF
	Executive	and	Advisors LLC
	Officer	Principal	(2016-present)
Executive
Officer
since
November
2022

*	Mr. Pluchenik is an “interested person,” as defined by the Investment Company Act of 1940, as amended, because of his ownership interest in the Adviser.
**	TrimTabs Investment Research does not control and is not controlled by or under common control with the Adviser.

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ADDITIONAL INFORMATION
January 31, 2023 (Unaudited) (Continued)

Term of
	Position(s)	Office and
Name, Year	Held with	Length of
of Birth	the Trust	Time Served	Principal Occupation During Past Five Years
Officers

Derin Cohen	Chief	Chief	Chief Operating & Compliance Officer, FCF Advisors
YOB: 1991	Compliance	Compliance	LLC (2019-present) and Vice President, Marketing and
	Officer and	Officer and	Operations (2017-2019); Lead Generation Associate,
	Anti-Money	Anti-Money	SinglePlatform (2017-2017); Internal Control Associate,
	Laundering	Laundering	Maxim Group LLC (2013-2017)
	Officer	Officer since
2019; Vice
President
(2018-2019)

Vince (Qijun) Chen	Vice	Since 2019	Director of Research, FCF Advisors LLC (2022-present),
YOB: 1994	President,		Portfolio Manager, FCF Advisors LLC (2021-present),
	Treasurer,		Quantitative Analyst, FCF Advisors LLC
	and		(2017-present); Application Developer, NYC Human
	Principal		Resources Administration (2017-2017)
Financial
Officer

Investment Adviser
FCF Advisors LLC
1345 Avenue of the Americas, 33rd Floor
New York, NY 10105

Investment Sub-Adviser
Donoghue Forlines LLC
One International Place, Suite 2920
Boston, MA 02110

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b) Not Applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of TrimTabs ETF Trust.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TrimTabs ETF Trust

By (Signature and Title)* /s/ Jacob Pluchenik
  Jacob Pluchenik, President (Principal Executive Officer)

Date  4/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jacob Pluchenik
  Jacob Pluchenik, President (Principal Executive Officer)

Date  4/4/2023

By (Signature and Title)* /s/ Vince (Qijun) Chen
  Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date  4/4/2023

* Print the name and title of each signing officer under his or her signature.